DEFERRED INCOME TAXES - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deductible temporary differences and unused tax losses for which no deferred tax asset recognized	€ 193	€ 199
Deferred tax assets	252	271
Net deferred tax asset balance	224	243	€ 148
Adjustments for deferred tax expense	€ (7)	€ 154	€ 24